Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable, net
Balance at the beginning of the period	¥ 710,168	¥ 210,146
Provision for the period	(91,422)	500,336
Write-off	(17,940)	(314)
Balance at the end of the period	¥ 600,806	¥ 710,168